Business Segment, Geographic, and Concentration Risk Information - Summary of Revenue by Product Group (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Total revenue by product group:
Total consolidated revenue	$ 23,170	$ 15,438	$ 20,551	$ 13,944
API Sales
Total revenue by product group:
Total consolidated revenue	10,369	11,740	15,331	9,179
Medical Device Sales
Total revenue by product group:
Total consolidated revenue	1,128	1,525	2,338	1,966
Contract Manufacturing Revenue
Total revenue by product group:
Total consolidated revenue	934	1,229	1,497	1,464
Commercial Product Sales
Total revenue by product group:
Total consolidated revenue	9,547	50	228	224
License Fees and Consulting Revenue
Total revenue by product group:
Total consolidated revenue	756	241	392	297
Grant Revenue
Total revenue by product group:
Total consolidated revenue	$ 436	$ 653	$ 765	$ 814